UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23308

PPM Funds

(Exact Name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

PPM Funds

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 634-2500

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2022 – June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

PPMFunds

Semi-Annual Report

June 30, 2022

As permitted by regulations adopted by the SEC, paper copies of the PPM Funds’ annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from the Funds. Instead, the reports are made available on PPM
America’s website (www.ppmamerica.com/ppmfunds), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you hold your shares directly with the Funds and wish to receive paper copies of your shareholder reports free of charge, you may elect to do so by contacting the Funds at 1-844-446-4PPM (1-844-446-4776) or by logging into your account online. If you hold your shares through a financial intermediary, you may elect to receive paper copies of your shareholder reports by contacting your financial intermediary. Your election to receive reports in paper will apply to all PPM Funds that you hold directly or all PPM Funds you hold through your financial intermediary, as applicable.

PPMFunds (Unaudited)

June 30, 2022

PPM Funds including: PPM Core Plus Fixed Income Fund (PKPIX) and PPM High Yield Core Fund (PKHIX)

PPMFunds

June 30, 2022 (Unaudited)

Important Disclosures and Glossary (Unaudited)

Before investing, investors should carefully read the prospectus and/or summary prospectus and consider the investment objectives, risk, charges and expenses. For this and more complete information about the Funds, investors may obtain a prospectus or summary prospectus by calling 1-844-446-4PPM (1-844-446-4776), by writing PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, or by visiting https://www.ppmamerica.com/ppmfunds.

Mutual funds are issued by PPM America, Inc. PPM Funds are distributed by Jackson National Life Distributors LLC1, member FINRA.

The discussion of the Funds’ investments and investment strategy (including current investment themes, the portfolio managers’ research and investment process, and portfolio characteristics) represents the Funds’ investments and the views of the portfolio managers and PPM America, Inc., the Funds’ investment adviser, at the time of this report, and are subject to change without notice.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance shown. All returns reflect the reinvestment of income dividends and capital gains. You cannot invest directly in an index.

Mutual fund investing involves risk. Please see the Notes to the Financial Statements of this semi-annual report, as well as the prospectus for more information on risks.

The Bloomberg US Aggregate Bond Index provides a broad measure of US investment grade, USD-denominated fixed rate bonds. It includes Treasuries, government-rated issues, corporate bonds, MBS, CMBS and ABS securities.

The ICE BofA US High Yield Constrained Index provides a measure of below investment grade bonds, is constructed based on the ICE BofA US High Yield Index and imposes a 2% issuer cap. The ICE BofA US High Yield Index provides a broad measure of below investment grade, USD-denominated fixed rate corporate debt. It includes corporate bonds with risk exposures to countries that are members of the FX-G10, Western Europe or territories of the US and Western Europe.

1As of July 1, 2022, PPM Funds are distributed by Foreside Financial Services, LLC

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2022

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 45.1%
Mortgage-Backed Securities 21.1%
Federal Home Loan Mortgage Corporation
2.00%, 12/01/35 - 03/01/52	1,154,409	1,021,798
4.00%, 10/01/45 - 06/01/48	206,450	206,755
3.50%, 01/01/46 - 04/01/50	472,661	461,980
3.00%, 11/01/46 - 12/01/49	93,246	87,874
4.50%, 11/01/48	11,769	11,972
2.50%, 05/01/50 - 11/01/51	823,156	743,712
Federal National Mortgage Association, Inc.
3.00%, 09/01/32 - 03/01/52	1,027,148	973,046
2.50%, 10/01/35 - 01/01/52	1,291,323	1,189,204
2.00%, 05/01/36 - 01/01/52	1,795,475	1,584,572
TBA, 3.00%, 07/15/37 - 07/15/52 (a)	470,000	449,934
TBA, 3.50%, 07/15/37 (a)	235,000	233,430
3.50%, 10/01/46 - 06/01/52	524,903	509,390
4.00%, 01/01/47 - 09/01/49	369,575	369,080
4.50%, 05/01/47 - 12/01/48	288,533	294,301
TBA, 4.00%, 07/15/52 (a)	400,000	394,312
Government National Mortgage Association
3.00%, 10/20/46 - 02/20/52	619,456	587,866
3.50%, 05/20/47 - 07/20/51	498,359	488,366
4.00%, 07/20/47	140,677	141,393
4.50%, 12/20/48 - 02/20/49	58,661	59,960
2.50%, 03/20/51 - 07/20/51	579,709	534,065
2.00%, 09/20/51 - 03/20/52	305,241	271,803
		10,614,813
U.S. Treasury Note 19.4%
Treasury, United States Department of
0.25%, 03/15/24 - 07/31/25	342,000	317,197
1.50%, 10/31/24 - 02/15/30	1,466,000	1,360,744
2.88%, 06/15/25 - 05/15/32	2,896,400	2,864,758
2.25%, 11/15/25	980,000	954,275
0.38%, 12/31/25 - 01/31/26	1,500,000	1,364,924
0.88%, 09/30/26	200,000	182,656
1.25%, 11/30/26 - 06/30/28	1,245,000	1,121,962
0.63%, 03/31/27	335,000	298,988
2.63%, 05/31/27	904,000	886,909
1.38%, 11/15/31	403,000	349,540
1.88%, 02/15/32	82,000	74,274
		9,776,227
U.S. Treasury Bond 3.9%
Treasury, United States Department of
3.75%, 08/15/41	461,000	484,194
2.00%, 11/15/41	125,000	99,238
3.13%, 11/15/41	316,000	303,163
2.50%, 02/15/45 - 02/15/46	756,000	640,811
3.00%, 02/15/48	317,000	298,673
1.63%, 11/15/50	81,000	56,953
2.88%, 05/15/52	80,000	75,525
		1,958,557
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (b)	229,000	189,465
Municipal 0.3%
Dallas/Fort Worth International Airport
2.84%, 11/01/46	55,000	42,761
Dormitory Authority State of New York
3.19%, 02/15/43	100,000	82,022
		124,783
Total Government And Agency Obligations (cost $24,277,728)		22,663,845
CORPORATE BONDS AND NOTES 42.8%
Financials 16.3%
AerCap Ireland Capital Designated Activity Company
6.50%, 07/15/25	50,000	51,110
2.45%, 10/29/26	165,000	143,641
3.00%, 10/29/28	163,000	137,128
3.30%, 01/30/32	195,000	155,398
Ares Finance Co. IV LLC
3.65%, 02/01/52 (c)	66,000	46,624
Bank of America Corporation
4.25%, 10/22/26	35,000	34,526
3.56%, 04/23/27	65,000	62,341
1.73%, 07/22/27	103,000	91,797
3.59%, 07/21/28	90,000	84,981
4.27%, 07/23/29	333,000	320,245
2.59%, 04/29/31	100,000	84,813
2.30%, 07/21/32	140,000	113,162
2.68%, 06/19/41	65,000	46,793
Barclays PLC
3.56%, 09/23/35 (d)	295,000	244,706
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	95,000	68,536
BlackRock, Inc.
2.10%, 02/25/32	268,000	221,579
Blackstone Holdings Finance Co. L.L.C.
2.00%, 01/30/32 (c)	142,000	113,009
Blackstone Private Credit Fund
1.75%, 09/15/24 (c)	52,000	47,996
2.63%, 12/15/26 (c)	99,000	82,569
3.25%, 03/15/27 (c)	141,000	119,676
4.00%, 01/15/29 (c)	60,000	48,942
Blackstone Secured Lending Fund
2.85%, 09/30/28	135,000	108,868
BNP Paribas
2.16%, 09/15/29 (c)	110,000	92,138
2.59%, 08/12/35 (c) (d)	90,000	70,890
Citigroup Inc.
5.00%, (100, 09/12/24) (e)	83,000	72,977
4.45%, 09/29/27	76,000	74,519
3.52%, 10/27/28	131,000	122,342
2.67%, 01/29/31	224,000	190,272
2.57%, 06/03/31	142,000	118,693
3.06%, 01/25/33	58,000	49,265
CNO Global Funding
1.75%, 10/07/26 (c)	150,000	132,895
Credit Suisse Group AG
5.25%, (100, 02/11/27) (c) (e)	200,000	154,957
7.50%, (100, 12/11/23) (c) (d) (e)	150,000	142,500
6.50%, 08/08/23 (c) (d)	250,000	249,955
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (d)	100,000	75,527
3.04%, 05/28/32 (d)	90,000	70,965
F&G Global Funding
2.00%, 09/20/28 (c)	120,000	101,461
Ford Motor Credit Company LLC
5.13%, 06/16/25	75,000	71,670
4.95%, 05/28/27	50,000	46,403
3.82%, 11/02/27	78,000	66,300
FS KKR Capital Corp.
3.40%, 01/15/26	102,000	90,626
3.13%, 10/12/28	90,000	71,621
Glencore Funding LLC
4.88%, 03/12/29 (c)	75,000	73,060
Icahn Enterprises L.P.
4.75%, 09/15/24	100,000	93,778
Intercontinental Exchange, Inc.
4.35%, 06/15/29	71,000	69,951
4.95%, 06/15/52	85,000	83,651
JBS Finance Luxembourg S.a r.l.
3.63%, 01/15/32 (c) (f)	94,000	75,809
JPMorgan Chase & Co.
2.01%, 03/13/26	132,000	123,419
2.07%, 06/01/29	114,000	97,876
2.74%, 10/15/30	215,000	187,656
KKR Group Finance Co. XII LLC
4.85%, 05/17/32 (c)	66,000	64,834
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (d) (e)	109,000	106,411
3.87%, 07/09/25 (d)	200,000	197,035
LSEGA Financing PLC
2.50%, 04/06/31 (c)	90,000	77,064
3.20%, 04/06/41 (c)	28,000	21,918

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2022

	Shares/Par[1]	Value ($)
Markel Corporation
6.00%, (100, 06/01/25) (e) (f)	78,000	76,977
Morgan Stanley
0.99%, 12/10/26	200,000	177,154
1.51%, 07/20/27	135,000	118,691
3.62%, 04/01/31	32,000	29,419
2.51%, 10/20/32	62,000	51,338
2.48%, 09/16/36	90,000	69,099
NatWest Group PLC
3.07%, 05/22/28 (d)	124,000	112,308
NatWest Markets PLC
1.60%, 09/29/26 (c)	242,000	213,574
New York Life Global Funding
1.85%, 08/01/31 (c)	119,000	96,555
Owl Rock Capital Corporation
3.40%, 07/15/26	87,000	77,548
The Goldman Sachs Group, Inc.
2.64%, 02/24/28	183,000	165,973
3.80%, 03/15/30	211,000	195,151
2.62%, 04/22/32	39,000	32,357
2.38%, 07/21/32	170,000	137,597
3.10%, 02/24/33	127,000	108,606
6.75%, 10/01/37	70,000	77,492
The Hartford Financial Services Group, Inc.
2.90%, 09/15/51 (f)	66,000	45,814
Toll Brothers Finance Corp
3.80%, 11/01/29 (f)	160,000	136,516
UBS Group AG
4.88%, (100, 02/12/27) (c) (e)	200,000	167,618
Wells Fargo & Company
4.61%, 04/25/53	197,000	182,305
Westpac Banking Corporation
2.67%, 11/15/35 (d)	48,000	38,294
ZF North America Capital, Inc.
4.75%, 04/29/25 (c)	144,000	132,840
		8,210,104
Energy 5.2%
Antero Midstream Partners LP
5.38%, 06/15/29 (c)	18,000	16,142
BP Capital Markets America Inc.
2.72%, 01/12/32	110,000	94,768
Cenovus Energy Inc.
2.65%, 01/15/32 (f)	127,000	105,337
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (c)	33,000	26,012
Cheniere Energy, Inc.
4.63%, 10/15/28	65,000	58,806
4.50%, 10/01/29	125,000	111,679
Continental Resources, Inc.
5.75%, 01/15/31 (c)	95,000	91,749
DCP Midstream Operating, LP
3.25%, 02/15/32	12,000	9,420
5.60%, 04/01/44	80,000	64,733
Devon Energy Corporation
5.88%, 06/15/28	39,000	39,606
4.50%, 01/15/30	34,000	32,053
Energy Transfer LP
6.50%, (100, 08/15/26) (e)	110,000	98,024
6.75%, (100, 05/15/25) (e)	102,000	85,180
7.13%, (100, 05/15/30) (e)	119,000	102,342
3.75%, 05/15/30	142,000	127,864
5.80%, 06/15/38	45,000	42,343
6.25%, 04/15/49	40,000	38,799
EQM Midstream Partners, LP
4.13%, 12/01/26	113,000	97,608
4.50%, 01/15/29 (c)	31,000	25,183
EQT Corporation
3.13%, 05/15/26 (c)	10,000	9,377
3.90%, 10/01/27	59,000	55,136
Helmerich & Payne, Inc.
2.90%, 09/29/31 (f)	45,000	38,533
Marathon Oil Corporation
4.40%, 07/15/27 (f)	103,000	100,482
ONEOK, Inc.
4.50%, 03/15/50	60,000	48,001
Pioneer Natural Resources Company
1.90%, 08/15/30	90,000	73,525
Rattler Midstream LP
5.63%, 07/15/25 (c)	15,000	14,978
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	300,000	288,671
4.50%, 05/15/30	80,000	76,851
Santos Finance Ltd
3.65%, 04/29/31 (c)	153,000	129,698
Southwestern Energy Company
4.75%, 02/01/32	105,000	89,817
Targa Resources Corp
5.50%, 03/01/30	140,000	133,302
4.88%, 02/01/31	56,000	51,085
4.00%, 01/15/32	60,000	51,454
Transocean Pontus Limited
6.13%, 08/01/25 (c)	12,300	11,289
Transocean Poseidon Limited
6.88%, 02/01/27 (c)	45,937	40,967
Transocean Proteus Limited
6.25%, 12/01/24 (c)	78,750	74,349
Venture Global Calcasieu Pass, LLC
3.88%, 11/01/33 (c)	70,000	57,736
		2,612,899
Health Care 4.1%
AbbVie Inc.
3.20%, 11/21/29	135,000	124,155
4.50%, 05/14/35	55,000	53,352
Amgen Inc.
3.15%, 02/21/40	134,000	105,759
4.20%, 02/22/52 (f)	37,000	32,462
Ascension Health
2.53%, 11/15/29	28,000	25,204
Bausch Health Companies Inc.
5.50%, 11/01/25 (c)	22,000	19,350
6.13%, 02/01/27 (c)	77,000	65,624
4.88%, 06/01/28 (c)	78,000	61,043
Baylor Scott & White Holdings
2.84%, 11/15/50	54,000	39,528
Centene Corporation
4.63%, 12/15/29	60,000	55,950
3.38%, 02/15/30	238,000	201,836
3.00%, 10/15/30	192,000	159,120
Cigna Holding Company
4.38%, 10/15/28	50,000	49,580
4.80%, 08/15/38	28,000	27,272
CVS Health Corporation
4.78%, 03/25/38	190,000	179,613
HCA Inc.
5.38%, 02/01/25	130,000	129,750
5.88%, 02/15/26	30,000	30,199
3.50%, 09/01/30	57,000	48,606
4.63%, 03/15/52 (c) (f)	66,000	52,803
Indiana University Health, Inc.
2.85%, 11/01/51 (f)	51,000	37,120
McKesson Corporation
1.30%, 08/15/26 (g)	175,000	155,901
Northwestern Memorial HealthCare
2.63%, 07/15/51	55,000	38,675
Piedmont Healthcare, Inc.
2.04%, 01/01/32	43,000	35,253
Royalty Pharma PLC
3.30%, 09/02/40	184,000	135,810
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	56,000	43,533
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	11,000	8,086
UnitedHealth Group Incorporated
4.75%, 05/15/52	155,000	154,654
		2,070,238

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2022

	Shares/Par[1]	Value ($)
Consumer Discretionary 3.5%
Amazon.com, Inc.
2.10%, 05/12/31	115,000	98,498
2.88%, 05/12/41	90,000	72,168
3.10%, 05/12/51	55,000	43,383
Booking Holdings Inc.
4.63%, 04/13/30	149,000	148,292
Carnival Corporation
4.00%, 08/01/28 (c) (f)	51,000	41,836
General Motors Company
6.80%, 10/01/27	39,000	41,020
General Motors Financial Company, Inc.
2.40%, 04/10/28	100,000	84,455
3.10%, 01/12/32	161,000	129,392
Hyatt Hotels Corporation
5.63%, 04/23/25 (g) (h)	45,000	45,682
Kohl's Corporation
3.38%, 05/01/31 (f) (g)	85,000	73,883
Lowe`s Companies, Inc.
3.00%, 10/15/50	36,000	25,101
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (g)	11,000	9,044
Macys Retail Holdings
5.88%, 03/15/30 (c) (f)	69,000	58,099
6.13%, 03/15/32 (c)	65,000	54,222
Magallanes, Inc.
5.05%, 03/15/42 (c)	255,000	216,862
5.14%, 03/15/52 (c)	56,000	47,014
Marriott International, Inc.
5.75%, 05/01/25 (g)	6,000	6,215
Meritage Homes Corporation
3.88%, 04/15/29 (c)	60,000	49,770
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (c)	35,026	34,399
NAC Aviation 29 Designated Activity Company
4.75%, 06/30/26 (i)	71,309	58,830
Newell Brands Inc.
4.88%, 06/01/25	46,000	45,373
Prosus N.V.
4.19%, 01/19/32 (c) (f)	53,000	42,631
Resorts World Las Vegas LLC
4.63%, 04/06/31 (c)	200,000	160,059
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (c)	13,000	13,358
Sands China Ltd.
2.55%, 03/08/27 (c) (g) (h)	200,000	146,025
		1,745,611
Communication Services 3.1%
AT&T Inc.
2.55%, 12/01/33	190,000	154,093
4.90%, 08/15/37	16,000	15,952
4.30%, 12/15/42 (f)	140,000	121,628
CCO Holdings, LLC
4.75%, 03/01/30 (c)	175,000	149,680
Charter Communications Operating, LLC
5.38%, 04/01/38	45,000	40,000
4.80%, 03/01/50	50,000	39,461
6.83%, 10/23/55	51,000	51,135
Comcast Corporation
3.75%, 04/01/40	35,000	30,727
3.40%, 07/15/46	50,000	40,112
2.89%, 11/01/51	65,000	46,487
CSC Holdings, LLC
6.50%, 02/01/29 (c)	77,000	70,043
DIRECTV Financing, LLC
5.88%, 08/15/27 (c)	37,000	31,566
Netflix, Inc.
5.88%, 11/15/28	90,000	88,104
The Walt Disney Company
4.63%, 03/23/40	80,000	78,353
T-Mobile US, Inc.
2.63%, 04/15/26	236,000	214,216
Verizon Communications Inc.
4.33%, 09/21/28	105,000	104,422
3.15%, 03/22/30	130,000	118,183
2.55%, 03/21/31	74,000	63,357
Vodafone Group Public Limited Company
5.00%, 05/30/38	120,000	114,935
		1,572,454
Utilities 3.0%
Baltimore Gas and Electric Company
4.55%, 06/01/52	45,000	43,510
Commonwealth Edison Company
3.75%, 08/15/47 (f)	79,000	68,119
Consolidated Edison Company of New York, Inc.
4.20%, 03/15/42	57,000	50,198
DPL Inc.
4.13%, 07/01/25	102,000	95,097
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (c)	61,000	50,212
Enel Finance International N.V.
2.25%, 07/12/31 (c)	108,000	84,957
5.50%, 06/15/52 (c)	40,000	38,137
Eversource Energy
3.38%, 03/01/32	80,000	71,818
Exelon Corporation
5.10%, 06/15/45	75,000	73,855
Nevada Power Company
3.70%, 05/01/29	140,000	134,851
Pacific Gas And Electric Company
3.30%, 12/01/27	46,000	40,169
4.50%, 07/01/40	181,000	140,315
Public Service Electric And Gas Company Inc.
3.10%, 03/15/32 (f)	36,000	33,129
San Diego Gas & Electric Company
1.70%, 10/01/30	72,000	59,193
2.95%, 08/15/51	60,000	44,191
Southern California Edison Company
4.13%, 03/01/48	46,000	37,820
3.65%, 02/01/50	67,000	51,131
Southwest Gas Corporation
4.05%, 03/15/32	50,000	45,464
Tampa Electric Company
3.45%, 03/15/51	87,000	68,535
The AES Corporation
3.30%, 07/15/25 (c)	133,000	125,755
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	71,000	68,523
3.70%, 01/30/27 (c)	110,000	101,171
		1,526,150
Industrials 2.7%
Air Canada
3.88%, 08/15/26 (c)	35,000	29,708
Aircastle Limited
5.25%, 08/11/25 (c)	108,000	104,322
American Airlines, Inc.
5.50%, 04/20/26 (c)	31,000	28,561
5.75%, 04/20/29 (c)	11,000	9,392
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (c)	65,000	55,070
Burlington Northern Santa FE, LLC
2.88%, 06/15/52	67,000	49,777
4.45%, 01/15/53	117,000	113,129
Delta Air Lines, Inc.
7.00%, 05/01/25 (c)	134,000	135,643
Equifax Inc.
2.35%, 09/15/31	126,000	100,196
General Electric Company
5.16%, (3 Month USD LIBOR + 3.33%), (100, 09/15/22) (e) (f) (j)	419,000	365,915
Norfolk Southern Corporation
4.55%, 06/01/53	134,000	126,582
Siemens Financieringsmaatschappij N.V.
2.15%, 03/11/31 (c)	46,000	38,993
SkyMiles IP Ltd.
4.50%, 10/20/25 (c)	10,000	9,713
4.75%, 10/20/28 (c)	16,000	15,101

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2022

	Shares/Par[1]	Value ($)
The Boeing Company
5.15%, 05/01/30 (g)	160,000	153,536
United Airlines Pass Through Trust
4.63%, 04/15/29 (c)	37,000	31,376
		1,367,014
Consumer Staples 2.4%
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	200,000	191,984
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	141,000	143,054
BAT Capital Corp.
2.26%, 03/25/28	76,000	63,604
4.39%, 08/15/37	45,000	35,713
3.73%, 09/25/40	55,000	38,704
JBS USA Food Company
6.50%, 04/15/29 (c)	14,000	14,246
5.50%, 01/15/30 (c)	50,000	47,457
6.50%, 12/01/52 (c)	170,000	160,423
Kraft Heinz Foods Company
4.63%, 10/01/39	20,000	17,534
Mars Inc.
3.88%, 04/01/39 (c)	200,000	179,901
Northwestern University
2.64%, 12/01/50	38,000	28,106
Pilgrim's Pride Corporation
3.50%, 03/01/32 (c)	80,000	62,717
Safeway Inc.
3.50%, 02/15/23 (c)	100,000	98,945
The Trustees of Princeton University
4.20%, 03/01/52	78,000	79,589
University of Washington
4.35%, 04/15/22	76,000	64,927
		1,226,904
Real Estate 1.2%
EPR Properties
3.60%, 11/15/31	61,000	48,286
Essential Properties, L.P.
2.95%, 07/15/31	78,000	61,064
GLP Financing, LLC
5.75%, 06/01/28	15,000	14,667
5.30%, 01/15/29	100,000	95,445
3.25%, 01/15/32	37,000	29,709
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	65,000	55,441
2.70%, 07/15/31	87,000	70,109
VICI Properties Inc.
4.25%, 12/01/26 (c)	55,000	50,488
3.75%, 02/15/27 (c)	63,000	55,282
4.13%, 08/15/30 (c)	94,000	81,001
VICI Properties L.P.
4.95%, 02/15/30	27,000	25,530
		587,022
Information Technology 0.8%
Apple Inc.
2.70%, 08/05/51	28,000	20,863
Broadcom Inc.
3.47%, 04/15/34 (c)	122,000	99,111
Dell International L.L.C.
5.85%, 07/15/25 (g)	6,000	6,192
6.02%, 06/15/26 (g)	67,000	69,414
8.35%, 07/15/46 (g)	25,000	31,169
Microsoft Corporation
3.50%, 02/12/35	90,000	86,436
VMware, Inc.
2.20%, 08/15/31	76,000	59,850
		373,035
Materials 0.5%
Anglo American Capital PLC
2.63%, 09/10/30 (c) (f)	50,000	41,142
CEMEX S.A.B. de C.V.
5.20%, 09/17/30 (c)	65,000	55,652
Freeport-McMoRan Inc.
5.40%, 11/14/34	35,000	34,167
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (c)	110,000	92,402
		223,363
Total Corporate Bonds And Notes (cost $24,663,376)		21,514,794
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.0%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	21,909	22,122
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	82,947	81,304
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	148,400	134,768
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	265,000	263,752
Avid Automobile Receivables Trust 2021-1
Series 2021-A-1, 0.61%, 01/15/25	30,220	29,770
CCG Receivables Trust
Series 2019-A2-2, 2.11%, 03/14/23	12,197	12,176
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	223,804	216,348
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (j)	152,815	130,520
CNH Equipment Trust 2022-A
Series 2022-A2-A, 2.39%, 01/16/24	150,000	148,276
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	49,000	48,358
Dell Equipment Finance Trust 2022-1
Series 2022-A2-1, 2.11%, 11/22/23	84,000	82,676
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	190,000	181,499
DLLMT 2021-1 LLC
Series 2021-A3-1A, 1.00%, 07/20/25	223,000	213,855
DLLST 2022-1 LLC
Series 2022-A3-1A, 3.40%, 01/21/25	102,662	101,057
First Investors Auto Owner Trust 2021-1
Series 2021-A-1A, 0.45%, 12/15/23	49,915	49,425
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	86,908	85,157
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	2,175	2,175
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	85,000	79,103
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-A3-2, 3.10%, 02/16/27	104,000	103,074
Series 2022-B-2, 3.77%, 04/17/28	107,000	105,921
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	177,000	145,307
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	59,599	58,492
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	69,377	66,713
Hudson Yards Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	150,000	136,533
Hyundai Auto Lease Securitization Trust 2021-B
Series 2021-A3-B, 0.33%, 06/17/24	265,000	258,240
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	53,000	49,580
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (j)	181,918	161,956
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	100,000	95,268
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	201,074	176,883
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 1.81%, (1 Month USD LIBOR + 0.48%), 10/16/23 (j)	165,000	155,091
Prestige Auto Receivables Trust 2021-1
Series 2021-A3-1A, 0.83%, 07/15/25	95,000	92,058
Santander Retail Auto Lease Trust 2021-B
Series 2021-A3-B, 0.51%, 08/20/24	101,000	97,438
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (j)	85,842	75,356

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2022

	Shares/Par[1]	Value ($)
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	41,777	40,830
Series 2012-A-2, 4.00%, 10/29/24	37,458	35,789
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, REMIC, 3.92%, 06/17/27 (j)	57,000	53,284
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (j)	41,258	38,018
Westlake Automobile Receivables Trust 2021-3
Series 2021-A3-3A, REMIC, 0.95%, 06/16/25	192,000	186,292
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,239,923)		4,014,464
SENIOR FLOATING RATE INSTRUMENTS 2.2%
Consumer Discretionary 0.8%
Adient US LLC
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 04/30/28 (j)	78,394	72,775
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.56%, (1 Month USD LIBOR + 3.50%), 06/19/25 (j)	80,565	77,483
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 2.81%, (1 Month USD LIBOR + 1.75%), 08/29/25 (j)	100,000	95,125
PCI Gaming Authority
Term Loan, 3.56%, (1 Month USD LIBOR + 2.50%), 05/15/26 (j)	109,653	104,734
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (6 Month USD LIBOR + 2.75%), 04/29/26 (j)	52,887	49,132
		399,249
Industrials 0.5%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.81%, (3 Month USD LIBOR + 4.75%), 03/10/28 (j)	21,000	19,995
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (j)	24,000	22,020
Berry Global, Inc.
2021 Term Loan Z, 3.00%, (1 Month USD LIBOR + 1.75%), 07/01/26 (j)	116,168	111,990
Cimpress Public Limited Company
USD Term Loan B, 4.56%, (1 Month USD LIBOR + 3.50%), 04/29/28 (j)	35,939	33,198
Genesee & Wyoming Inc.
Term Loan, 3.01%, (3 Month USD LIBOR + 2.00%), 10/29/26 (j)	49,852	47,778
Hertz Corporation, (The)
2021 Term Loan B, 4.31%, (1 Month USD LIBOR + 3.25%), 06/11/28 (j)	10,645	10,003
2021 Term Loan C, 4.31%, (1 Month USD LIBOR + 3.25%), 06/11/28 (j)	2,027	1,904
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 3.81%, (1 Month USD LIBOR + 2.75%), 01/21/26 (j)	26,730	25,168
		272,056
Communication Services 0.4%
CenturyLink, Inc.
2020 Term Loan B, 3.31%, (1 Month USD LIBOR + 2.25%), 03/15/27 (j)	97,500	89,487
CSC Holdings, LLC
2017 Term Loan B1, 3.57%, (1 Month USD LIBOR + 2.25%), 07/15/25 (j)	42,857	39,771
DirecTV Financing, LLC
Term Loan, 6.06%, (1 Month USD LIBOR + 5.00%), 07/22/27 (j)	33,869	31,089
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 3.56%, (1 Month USD LIBOR + 2.50%), 06/13/26 (j)	44,063	43,340
		203,687
Consumer Staples 0.2%
JBS USA Lux S.A.
2019 Term Loan B, 2.80%, (6 Month USD LIBOR + 2.00%), 04/27/26 (j)	92,677	89,201
Materials 0.1%
Sylvamo Corporation
Term Loan B, 5.56%, (1 Month USD LIBOR + 4.50%), 08/18/28 (j)	69,268	65,372
Information Technology 0.1%
Peraton Corp.
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 02/22/28 (j)	68,784	64,448
Energy 0.1%
Traverse Midstream Partners LLC
2017 Term Loan, 5.38%, (SOFR + 4.25%), 09/22/24 (j)	671	639
2017 Term Loan, 5.95%, (SOFR + 4.25%), 09/22/24 (j)	28,584	27,202
		27,841
Total Senior Floating Rate Instruments (cost $1,180,167)		1,121,854
COMMON STOCKS 0.1%
Financials 0.1%
Nordic Aviation Capital Designated Activity Company (i) (k)	1,204	28,896
Total Common Stocks (cost $30,702)		28,896
SHORT TERM INVESTMENTS 7.3%
Investment Companies 4.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.42% (l)	2,358,281	2,358,281
Securities Lending Collateral 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56% (l)	1,337,348	1,337,348
Total Short Term Investments (cost $3,695,629)		3,695,629
Total Investments 105.5% (cost $58,087,525)		53,039,482
Other Derivative Instruments 0.0%		11,105
Other Assets and Liabilities, Net (5.5)%		(2,761,539)
Total Net Assets 100.0%		50,289,048

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2022, the total payable for investments purchased on a delayed delivery basis was $1,075,045.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $6,104,149 and 12.1% of the Fund.

(d) Convertible security.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) All or a portion of the security was on loan as of June 30, 2022.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2022

(k) Non-income producing security.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

Composition as of June 30, 2022*:
Government and Agency Obligations	42.7%
Corporate Bonds and Notes	40.5
Non-US Government Agency ABS	7.6
Senior Floating Rate Instruments	2.1
Common Stocks	0.1
Short Term Investments	7.0
Total Investments*	100.0%

*Percentages are based on market values as of June 30, 2022 and differ from the percentages shown in the Schedules of Investments, which are based on net assets.

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	12	September 2022	1,407,018	12,187	15,357
United States 2 Year Note	11	October 2022	2,318,256	6,188	(8,085)
United States 5 Year Note	4	October 2022	449,654	2,813	(654)
United States Long Bond	8	September 2022	1,118,601	18,277	(9,601)
United States Ultra Bond	10	September 2022	1,579,687	23,437	(36,249)
				62,902	(39,232)
Short Contracts
United States 10 Year Ultra Bond	(39)	September 2022	(5,041,617)	(51,797)	73,992

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2022

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
CORPORATE BONDS AND NOTES 90.5%
Consumer Discretionary 17.2%
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (a)	40,000	33,042
5.00%, 02/15/32 (a)	195,000	159,503
Beazer Homes USA, Inc.
6.75%, 03/15/25	75,000	69,139
Boyd Gaming Corporation
4.75%, 06/15/31 (a)	241,000	203,945
Carnival Corporation
7.63%, 03/01/26 (a)	153,000	119,437
5.75%, 03/01/27 (a)	216,000	156,036
4.00%, 08/01/28 (a)	40,000	32,812
CDI Escrow Issuer Inc
5.75%, 04/01/30 (a)	228,000	207,491
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	45,000	40,051
Dana Incorporated
4.25%, 09/01/30	13,000	10,150
4.50%, 02/15/32	32,000	23,735
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	55,000	53,009
8.13%, 07/01/27 (a) (b)	186,000	179,352
Ford Motor Company
4.35%, 12/08/26 (b)	72,000	66,651
6.63%, 10/01/28	83,000	81,859
9.63%, 04/22/30	64,000	71,868
3.25%, 02/12/32	159,000	118,849
5.29%, 12/08/46	62,000	47,245
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (a)	270,000	238,199
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (a)	330,000	295,721
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (a)	201,000	162,876
4.88%, 07/01/31 (a)	242,000	184,409
IHOL Verwaltungs GmbH
6.00%, 05/15/27 (a) (c)	88,000	79,302
6.38%, 05/15/29 (a) (c)	161,000	140,334
International Game Technology PLC
4.13%, 04/15/26 (a)	52,000	47,191
5.25%, 01/15/29 (a)	202,000	182,939
IRB Holding Corp.
7.00%, 06/15/25 (a)	101,000	98,568
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	216,000	178,100
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a)	111,000	108,597
5.88%, 01/15/28 (a)	60,000	45,790
5.50%, 07/15/29 (a)	200,000	148,582
KB Home
4.80%, 11/15/29	191,000	160,741
7.25%, 07/15/30	56,000	53,054
L Brands, Inc.
7.50%, 06/15/29	140,000	127,652
6.88%, 11/01/35	165,000	134,024
Life Time, Inc.
5.75%, 01/15/26 (a)	142,000	127,611
8.00%, 04/15/26 (a) (b)	145,000	129,482
Macys Retail Holdings
5.88%, 03/15/30 (a) (b)	130,000	109,462
6.13%, 03/15/32 (a)	193,000	160,996
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	216,000	147,920
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28	76,000	66,720
MCE Finance Limited
5.38%, 12/04/29 (a)	198,000	119,255
Meritage Homes Corporation
3.88%, 04/15/29 (a)	109,000	90,415
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (a)	212,000	173,103
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	115,053	112,995
NAC Aviation 29 Designated Activity Company
4.75%, 06/30/26 (d)	109,578	90,402
Nemak, S.A.B. de C.V.
3.63%, 06/28/31 (a)	118,000	81,928
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	290,000	268,262
Nordstrom, Inc.
4.00%, 03/15/27	213,000	187,529
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	230,000	222,482
PetSmart, Inc.
7.75%, 02/15/29 (a) (b)	145,000	130,818
PM General Purchaser LLC
9.50%, 10/01/28 (a)	281,000	236,618
QVC, Inc.
5.45%, 08/15/34	140,000	97,428
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	177,000	177,664
9.13%, 06/15/23 (a)	240,000	238,249
4.25%, 07/01/26 (a)	124,000	88,066
5.50%, 08/31/26 - 04/01/28 (a)	321,000	231,603
Scientific Games International, Inc.
7.00%, 05/15/28 (a)	91,000	85,910
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (a) (b)	186,000	157,606
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	159,000	127,636
Staples, Inc.
7.50%, 04/15/26 (a)	149,000	123,557
Stena International S.A R.L.
6.13%, 02/01/25 (a)	282,000	273,941
Tenneco Inc.
7.88%, 01/15/29 (a)	50,000	48,427
5.13%, 04/15/29 (a)	470,000	442,084
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	97,000	83,505
10.50%, 05/15/29 (a)	150,000	122,918
Travel + Leisure Co.
4.50%, 12/01/29 (a)	124,000	98,212
Wyndham Destinations, Inc.
6.63%, 07/31/26 (a)	101,000	96,467
6.00%, 04/01/27 (e) (f)	65,000	58,479
4.63%, 03/01/30 (a)	95,000	73,633
		9,141,636
Energy 16.4%
Aethon United BR LP
8.25%, 02/15/26 (a)	272,000	264,563
Antero Midstream Partners LP
7.88%, 05/15/26 (a)	90,000	89,914
5.75%, 03/01/27 (a)	143,000	133,060
5.38%, 06/15/29 (a)	269,000	241,240
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	359,000	334,781
Baytex Energy Corp.
8.75%, 04/01/27 (a) (b)	129,000	128,689
Bip-V Chinook
5.50%, 06/15/31 (a)	335,000	286,316
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	51,000	48,601
6.63%, 07/15/26 (a)	57,000	51,543
Buckeye Partners, L.P.
4.50%, 03/01/28 (a)	167,000	141,305
5.85%, 11/15/43	120,000	85,971
5.60%, 10/15/44	19,000	13,275
Callon Petroleum Company
6.38%, 07/01/26	316,000	291,005
7.50%, 06/15/30 (a)	28,000	25,875
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (a)	58,000	45,719
Cheniere Energy, Inc.
4.63%, 10/15/28	60,000	54,283

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2022

	Shares/Par[1]	Value ($)
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	146,000	141,262
6.38%, 06/15/26 (a)	266,000	246,167
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	199,000	174,342
DT Midstream, Inc.
4.13%, 06/15/29 (a)	101,000	85,882
4.38%, 06/15/31 (a)	86,000	71,891
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (a)	220,000	208,208
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	85,000	85,515
5.75%, 01/30/28 (a)	93,000	88,584
Energean Israel Finance Ltd
4.88%, 03/30/26 (g)	397,000	349,360
Energy Transfer LP
6.50%, (100, 08/15/26) (h)	30,000	26,734
6.75%, (100, 05/15/25) (h)	106,000	88,520
7.13%, (100, 05/15/30) (h)	62,000	53,321
EQM Midstream Partners, LP
4.13%, 12/01/26	163,000	140,798
7.50%, 06/01/27 (a)	84,000	80,924
6.50%, 07/01/27 (a)	104,000	96,742
4.50%, 01/15/29 (a)	237,000	192,529
4.75%, 01/15/31 (a) (b)	141,000	112,474
Hilcorp Energy I, L.P.
6.25%, 11/01/28 - 04/15/32 (a)	297,000	271,303
5.75%, 02/01/29 (a)	61,000	53,241
6.00%, 04/15/30 (a)	76,000	66,916
Husky Energy Inc.
13.00%, 02/15/25 (a) (c)	297,000	291,256
ITT Holdings LLC
6.50%, 08/01/29 (a)	313,000	253,576
Kinetik Holdings LP
5.88%, 06/15/30 (a)	112,000	106,791
Murphy Oil Corporation
5.75%, 08/15/25	90,000	88,716
5.88%, 12/01/27	187,000	174,506
Nabors Industries Ltd
7.50%, 01/15/28 (a)	177,000	152,536
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	147,000	138,473
NuStar Logistics, L.P.
6.00%, 06/01/26	85,000	78,707
5.63%, 04/28/27	172,000	153,351
6.38%, 10/01/30	134,000	116,834
Occidental Petroleum Corporation
6.95%, 07/01/24	198,000	204,298
3.50%, 06/15/25	35,000	33,685
8.88%, 07/15/30	80,000	91,960
6.45%, 09/15/36	106,000	110,410
7.95%, 06/15/39	55,000	62,150
6.60%, 03/15/46	78,000	82,797
PDV America, Inc.
9.25%, 08/01/24 (a) (b)	175,000	170,308
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a)	189,000	185,812
Southwestern Energy Company
7.75%, 10/01/27 (b)	90,000	92,163
8.38%, 09/15/28	96,000	101,272
5.38%, 02/01/29 - 03/15/30	233,000	214,925
4.75%, 02/01/32	211,000	180,489
Tap Rock Resources, LLC
7.00%, 10/01/26 (a)	134,000	128,254
Targa Resources Corp
5.50%, 03/01/30	185,000	176,150
4.88%, 02/01/31	56,000	51,085
Transocean Proteus Limited
6.25%, 12/01/24 (a)	112,500	106,213
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (a)	257,000	222,981
4.13%, 08/15/31 (a)	23,000	19,754
Viper Energy Partners LP
5.38%, 11/01/27 (a)	44,000	42,325
		8,702,630
Communication Services 16.1%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (a)	193,000	165,693
Altice France Holding S.A.
5.13%, 07/15/29 (a)	102,000	76,961
5.50%, 10/15/29 (a)	200,000	153,212
Altice France S.A.
6.00%, 02/15/28 (a) (b)	69,000	47,588
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 (a) (c) (e)	68,000	45,266
7.50%, 02/15/29 (a) (b)	125,000	105,724
CCO Holdings, LLC
5.13%, 05/01/27 (a)	108,000	101,909
5.38%, 06/01/29 (a)	408,000	371,735
4.25%, 02/01/31 - 01/15/34 (a)	293,000	234,726
4.75%, 02/01/32 (a)	149,000	122,675
4.50%, 05/01/32	111,000	89,867
CenturyLink, Inc.
5.13%, 12/15/26 (a)	112,000	94,411
7.60%, 09/15/39	24,000	18,947
Clear Channel International B.V.
6.63%, 08/01/25 (a)	85,000	78,982
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	129,000	93,865
7.50%, 06/01/29 (a)	264,000	190,740
Connect Finco SARL
6.75%, 10/01/26 (a)	60,000	53,621
CSC Holdings, LLC
5.25%, 06/01/24	85,000	79,555
5.38%, 02/01/28 (a)	448,000	391,553
7.50%, 04/01/28 (a)	300,000	253,144
4.50%, 11/15/31 (a)	137,000	105,779
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a) (b)	326,000	300,449
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	93,000	23,729
6.63%, 08/15/27 (a)	113,000	13,507
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	249,000	212,432
DISH DBS Corporation
7.75%, 07/01/26	204,000	158,330
5.25%, 12/01/26 (a)	102,000	79,931
Embarq Corporation
8.00%, 06/01/36	144,000	108,857
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	118,000	119,379
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (a)	13,000	11,700
5.00%, 05/01/28 (a)	93,000	79,473
6.75%, 05/01/29 (a)	211,000	173,459
Gray Television, Inc.
5.38%, 11/15/31 (a)	314,000	251,531
Hughes Satellite Systems Corporation
6.63%, 08/01/26	82,000	71,763
iHeartCommunications, Inc.
6.38%, 05/01/26	38,565	35,735
8.38%, 05/01/27 (b)	306,651	245,045
5.25%, 08/15/27 (a)	120,000	102,707
4.75%, 01/15/28 (a) (b)	50,000	41,199
Iliad Holding
7.00%, 10/15/28 (a)	298,000	260,472
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	347,000	323,505
5.13%, 07/15/29 (a)	220,000	184,494
Level 3 Financing, Inc.
4.25%, 07/01/28 (a)	122,000	97,758
3.63%, 01/15/29 (a)	140,000	107,444
Liberty Media Corporation
8.25%, 02/01/30 (b)	245,000	162,619
Midas Opco Holdings LLC
5.63%, 08/15/29 (a)	450,000	360,953
News Corporation
3.88%, 05/15/29 (a)	29,000	25,123
5.13%, 02/15/32 (a) (b)	59,000	52,367

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2022

	Shares/Par[1]	Value ($)
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	367,000	283,959
Sirius XM Radio Inc.
5.00%, 08/01/27 (a)	59,000	54,732
3.88%, 09/01/31 (a)	184,000	146,520
Sprint Corporation
7.88%, 09/15/23	25,000	25,821
7.13%, 06/15/24	331,000	340,491
7.63%, 03/01/26	25,000	26,371
6.88%, 11/15/28	94,000	99,051
Telecom Italia S.p.A.
5.30%, 05/30/24 (a)	85,000	81,710
Telecom Italia SpA
6.00%, 09/30/34	97,000	73,566
Telesat Canada
5.63%, 12/06/26 (a)	193,000	120,174
6.50%, 10/15/27 (a)	201,000	86,169
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	414,000	327,125
T-Mobile US, Inc.
3.38%, 04/15/29	149,000	130,405
Townsquare Media, Inc.
6.88%, 02/01/26 (a)	54,000	48,749
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (a)	250,000	207,026
		8,531,783
Industrials 12.3%
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	264,000	242,103
9.75%, 07/15/27 (a)	254,000	214,957
4.63%, 06/01/28 (a)	61,000	50,475
American Airlines, Inc.
5.50%, 04/20/26 (a)	207,000	190,710
5.75%, 04/20/29 (a)	279,000	238,211
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (a)	11,000	10,203
4.13%, 08/15/26 (a)	291,000	246,546
Berry Global, Inc.
4.50%, 02/15/26 (a)	114,000	106,066
Bombardier Inc.
7.50%, 03/15/25 (a)	80,000	72,315
7.13%, 06/15/26 (a)	97,000	79,136
6.00%, 02/15/28 (a)	112,000	84,030
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	478,000	365,246
6.38%, 06/15/32 (a)	178,000	159,557
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	166,000	151,598
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/29 (a)	98,000	92,186
8.75%, 04/15/30 (a)	236,000	202,948
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a) (b)	98,000	70,838
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	111,000	112,361
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	300,000	283,172
9.75%, 08/01/27 (a)	55,000	54,439
5.50%, 05/01/28 (a)	161,000	133,279
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	38,000	33,728
GFL Environmental Inc.
3.75%, 08/01/25 (a)	19,000	17,616
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a) (b)	166,000	133,091
Howmet Aerospace Inc.
6.88%, 05/01/25	4,000	4,109
Imola Merger Corporation
4.75%, 05/15/29 (a)	206,000	172,739
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	172,000	142,671
Masonite International Corporation
5.38%, 02/01/28 (a)	71,000	64,043
Pitney Bowes Inc.
6.88%, 03/15/27 (a) (b)	217,000	172,804
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (a)	52,000	50,926
5.75%, 04/15/26 (a)	152,000	142,509
6.25%, 01/15/28 (a)	233,000	195,619
Rolls-Royce PLC
5.75%, 10/15/27 (a)	268,000	242,810
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	42,000	39,641
Summit Materials, LLC
5.25%, 01/15/29 (a)	150,000	132,355
Terex Corporation
5.00%, 05/15/29 (a)	191,000	164,278
TransDigm Inc.
8.00%, 12/15/25 (a)	34,000	34,442
6.25%, 03/15/26 (a)	462,000	446,433
TransDigm UK Holdings PLC
6.88%, 05/15/26	51,000	47,797
Triumph Group, Inc.
8.88%, 06/01/24 (a)	65,000	65,403
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	232,000	226,250
4.50%, 08/15/29 (a)	90,000	74,036
United Airlines Pass Through Trust
4.38%, 04/15/26 (a)	70,000	62,084
4.63%, 04/15/29 (a)	308,000	261,182
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (a)	334,000	298,282
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	171,000	157,726
		6,542,950
Financials 10.1%
Acrisure, LLC
7.00%, 11/15/25 (a)	129,000	116,294
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	188,000	186,953
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a) (b)	125,000	105,553
Citigroup Inc.
5.00%, (100, 09/12/24) (h)	166,000	145,954
Credit Suisse Group AG
6.25%, (100, 12/18/24) (a) (h)	120,000	109,200
EG Global Finance PLC
6.75%, 02/07/25 (a)	180,000	169,425
8.50%, 10/30/25 (a)	230,000	222,787
Ford Motor Credit Company LLC
5.13%, 06/16/25	132,000	126,138
4.27%, 01/09/27	29,000	26,028
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	159,000	125,150
Hertz Vehicle Financing II LP
5.00%, 12/01/29 (a)	74,000	56,998
HUB International Limited
7.00%, 05/01/26 (a)	129,000	121,804
Icahn Enterprises L.P.
6.25%, 05/15/26	319,000	298,542
5.25%, 05/15/27	256,000	226,576
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (a)	47,000	45,186
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (c)	39,000	34,337
Jane Street Group, LLC
4.50%, 11/15/29 (a)	38,000	33,702
JBS Finance Luxembourg S.a r.l.
3.63%, 01/15/32 (a)	300,000	241,944
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (a)	306,000	238,741
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a) (b)	231,000	194,632
Markel Corporation
6.00%, (100, 06/01/25) (b) (h)	157,000	154,940
Navient Corporation
6.75%, 06/25/25 - 06/15/26	170,000	152,126

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2022

	Shares/Par[1]	Value ($)
4.88%, 03/15/28	30,000	23,436
5.50%, 03/15/29	112,000	87,288
5.63%, 08/01/33	172,000	120,645
NFP Corp.
6.88%, 08/15/28 (a)	156,000	129,728
Nielsen Finance LLC
5.88%, 10/01/30 (a)	140,000	128,613
4.75%, 07/15/31 (a)	215,000	194,002
Rocket Mortgage, LLC
4.00%, 10/15/33 (a)	249,000	177,653
SLM Corporation
6.13%, 03/25/24	140,000	132,644
Springleaf Finance Corporation
6.13%, 03/15/24	115,000	109,852
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	200,000	173,000
UBS Group AG
4.88%, (100, 02/12/27) (a) (h)	210,000	175,999
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	384,000	343,110
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (a)	86,000	75,878
6.38%, 02/01/30 (a)	372,000	297,761
VMED O2 UK Financing I PLC
4.75%, 07/15/31 (a)	81,000	66,524
		5,369,143
Health Care 5.0%
Avantor Funding, Inc.
4.63%, 07/15/28 (a)	230,000	210,578
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	157,000	112,299
6.13%, 02/01/27 (a)	117,000	99,715
7.00%, 01/15/28 (a)	26,000	14,885
5.00%, 01/30/28 (a)	40,000	21,313
4.88%, 06/01/28 (a)	41,000	32,087
6.25%, 02/15/29 (a)	88,000	46,977
Centene Corporation
3.38%, 02/15/30	88,000	74,628
Community Health Systems, Inc.
4.75%, 02/15/31 (a)	198,000	145,650
HCA Inc.
5.38%, 02/01/25	109,000	108,790
IQVIA Inc.
5.00%, 05/15/27 (a)	125,000	118,266
Molina Healthcare, Inc.
3.88%, 05/15/32 (a)	65,000	54,621
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	215,000	183,282
5.25%, 10/01/29 (a) (b)	308,000	256,000
Organon & Co.
5.13%, 04/30/31 (a)	152,000	131,184
Owens & Minor, Inc.
6.63%, 04/01/30 (a)	184,000	167,790
Tenet Healthcare Corporation
6.75%, 06/15/23	76,000	78,651
4.88%, 01/01/26 (a)	178,000	164,206
5.13%, 11/01/27 (a)	263,000	237,618
4.63%, 06/15/28 (a)	212,000	185,035
4.38%, 01/15/30 (a)	80,000	67,966
6.13%, 06/15/30 (a)	140,000	131,237
		2,642,778
Consumer Staples 4.1%
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	74,000	66,889
JBS USA Food Company
6.50%, 04/15/29 (a)	8,000	8,140
Kraft Heinz Foods Company
4.63%, 10/01/39	218,000	191,117
4.88%, 10/01/49	153,000	135,308
Marb Bondco PLC
3.95%, 01/29/31 (a)	327,000	250,971
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	247,000	173,046
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)	189,000	168,408
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a)	131,000	125,383
4.25%, 04/15/31 (a)	266,000	221,912
3.50%, 03/01/32 (a)	48,000	37,630
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	55,000	45,710
Safeway Inc.
5.88%, 02/15/28 (a)	192,000	179,540
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (b)	122,000	68,374
United Natural Foods, Inc.
6.75%, 10/15/28 (a) (b)	258,000	241,589
United Rentals (North America), Inc.
3.75%, 01/15/32	155,000	127,457
Verscend Holding Corp.
9.75%, 08/15/26 (a)	147,000	142,929
		2,184,403
Information Technology 3.6%
ams AG
7.00%, 07/31/25 (a) (b)	490,000	468,969
Arches Buyer Inc.
6.13%, 12/01/28 (a)	19,000	15,509
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	67,000	59,227
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	46,000	44,060
Commscope Finance LLC
6.00%, 03/01/26 (a)	81,000	74,669
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	96,000	89,486
5.95%, 06/15/30 (a)	241,000	229,646
Entegris, Inc.
4.38%, 04/15/28 (a)	94,000	83,951
LogMeIn, Inc.
5.50%, 09/01/27 (a)	216,000	147,832
Open Text Corporation
3.88%, 02/15/28 (a)	112,000	99,493
3.88%, 12/01/29 (a)	157,000	132,157
4.13%, 02/15/30 (a)	215,000	183,317
Seagate HDD Cayman
5.75%, 12/01/34	29,000	25,447
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	263,000	218,905
6.50%, 07/15/28 (a)	78,000	54,202
		1,926,870
Materials 3.1%
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (a)	87,000	67,758
Carpenter Technology Corporation
6.38%, 07/15/28	63,000	55,878
CVR Partners, LP
6.13%, 06/15/28 (a)	32,000	29,308
EverArc Escrow
5.00%, 10/30/29 (a)	158,000	132,416
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	121,000	114,237
6.88%, 10/15/27 (a)	151,000	135,174
Freeport-McMoRan Inc.
5.00%, 09/01/27	117,000	116,099
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	122,000	105,870
Hudbay Minerals Inc.
6.13%, 04/01/29 (a)	277,000	224,612
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (a)	95,000	79,801
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	86,000	82,460
5.25%, 06/01/27 (a)	93,000	79,906
Pearl Merger Sub Inc.
6.75%, 10/01/28 (a)	159,000	150,531

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2022

	Shares/Par[1]	Value ($)
United States Steel Corporation
6.88%, 03/01/29 (b)	283,000	244,812
		1,618,862
Utilities 1.8%
Calpine Corporation
4.50%, 02/15/28 (a)	217,000	197,510
5.13%, 03/15/28 (a)	212,000	188,007
3.75%, 03/01/31 (a)	72,000	58,628
DPL Inc.
4.13%, 07/01/25	114,000	106,284
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	95,000	89,643
5.00%, 07/31/27 (a)	229,000	207,571
4.38%, 05/01/29 (a)	139,000	116,767
		964,410
Real Estate 0.8%
Cushman & Wakefield PLC
6.75%, 05/15/28 (a)	93,000	86,416
Service Properties Trust
5.25%, 02/15/26	353,000	271,883
VICI Properties Inc.
4.25%, 12/01/26 (a)	90,000	82,617
		440,916
Total Corporate Bonds And Notes (cost $55,385,294)		48,066,381
SENIOR FLOATING RATE INSTRUMENTS 3.9%
Communication Services 1.1%
Allen Media, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 5.50%), 02/10/27 (i) (j)	60,000	53,040
2021 Term Loan B, 6.30%, (3 Month USD LIBOR + 5.50%), 02/10/27 (i)	113,189	100,059
GOGO Intermediate Holdings LLC
Term Loan B, 4.99%, (3 Month USD LIBOR + 3.75%), 04/21/28 (i)	151,802	143,302
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 4.92%, (SOFR + 4.25%), 01/25/29 (i)	147,302	134,755
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.51%, (3 Month USD LIBOR + 4.50%), 06/20/24 (i)	158,651	143,878
		575,034
Consumer Discretionary 1.0%
Great Canadian Gaming Corporation
2021 Term Loan, 6.10%, (3 Month USD LIBOR + 4.00%), 11/01/26 (i)	155,000	145,467
Great Outdoors Group, LLC
2021 Term Loan B1, 4.81%, (1 Month USD LIBOR + 3.75%), 02/26/28 (i)	148,338	134,839
Groupe Solmax Inc.
Term Loan, 4.75%, (3 Month USD LIBOR + 4.75%), 12/30/24 (i)	31,258	27,871
Term Loan, 5.76%, (3 Month USD LIBOR + 4.75%), 12/30/24 (i)	83,020	74,026
Michaels Companies, Inc.
2021 Term Loan B, 5.26%, (3 Month USD LIBOR + 4.25%), 04/08/28 (i)	122,562	100,637
Mileage Plus Holdings LLC
2020 Term Loan B, 7.31%, (3 Month USD LIBOR + 5.25%), 12/31/23 (i)	49,200	48,511
		531,351
Information Technology 0.9%
CoreLogic, Inc.
Term Loan, 4.56%, (1 Month USD LIBOR + 3.50%), 04/14/28 (i)	90,317	74,873
Cornerstone OnDemand, Inc.
2021 Term Loan, 4.81%, (1 Month USD LIBOR + 3.75%), 09/08/26 (i)	69,701	62,151
Peraton Corp.
Term Loan B, 4.81%, (1 Month USD LIBOR + 3.75%), 02/22/28 (i)	141,563	132,639
Redstone Holdco 2 LP
2021 Term Loan, 5.93%, (3 Month USD LIBOR + 4.75%), 04/27/28 (i)	148,875	127,537
Verifone Systems, Inc.
2018 1st Lien Term Loan, 5.52%, (3 Month USD LIBOR + 4.00%), 08/09/25 (i)	62,157	55,568
		452,768
Health Care 0.5%
Advisor Group, Inc.
2021 Term Loan, 5.56%, (1 Month USD LIBOR + 4.50%), 07/31/26 (i)	83,291	79,068
Illuminate Merger Sub Corp.
Term Loan, 4.51%, (6 Month USD LIBOR + 3.50%), 06/30/28 (i)	153,230	133,407
Lonza Group AG
USD Term Loan B, 5.01%, (3 Month USD LIBOR + 4.00%), 04/29/28 (i)	81,258	72,319
		284,794
Industrials 0.4%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.81%, (3 Month USD LIBOR + 4.75%), 03/10/28 (i)	187,000	178,050
United Airlines, Inc.
2021 Term Loan B, 5.39%, (1 Month USD LIBOR + 3.75%), 04/14/28 (i)	53,424	49,517
		227,567
Total Senior Floating Rate Instruments (cost $2,278,167)		2,071,514
INVESTMENT COMPANIES 1.0%
iShares Broad USD High Yield Corporate Bond ETF	15,247	527,851
Total Investment Companies (cost $586,552)		527,851
COMMON STOCKS 0.3%
Energy 0.1%
MPLX LP	2,200	64,130
Financials 0.1%
Nordic Aviation Capital Designated Activity Company (d) (k)	1,851	44,424
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (k)	8,143	8,713
iHeartMedia, Inc. - Class A (k)	3,283	25,903
		34,616
Total Common Stocks (cost $222,418)		143,170
SHORT TERM INVESTMENTS 9.8%
Securities Lending Collateral 7.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56% (l)	4,009,158	4,009,158
Investment Companies 2.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.42% (l)	1,180,492	1,180,492
Total Short Term Investments (cost $5,189,650)		5,189,650
Total Investments 105.5% (cost $63,662,081)		55,998,566
Other Assets and Liabilities, Net (5.5)%		(2,922,613)
Total Net Assets 100.0%		53,075,953

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2022, the value and the percentage of net assets of these securities was $38,282,129 and 72.1% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2022.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2022.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Perpetual security. Next contractual call price and date are presented in

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2022

parentheses, if applicable.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) This senior floating rate interest will settle after June 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Non-income producing security.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

Composition as of June 30, 2022*:
Corporate Bonds and Notes	85.8%
Senior Floating Rate Instruments	3.7
Investment Companies	0.9
Common Stocks	0.3
Short Term Investments	9.3
Total Investments*	100.0%

*Percentages are based on market values as of June 30, 2022 and differ from the percentages shown in the Schedules of Investments, which are based on net assets.

PPM High Yield Core Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	386,780	349,360	0.7

PPM High Yield Core Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
NAC Aviation 8 Limited (Nordic Aviation) - 2022 1st Lien Revolver	18,222	-

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 15

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2022

Currency Abbreviations:

USD - United States Dollar

Abbreviations:

ETF - Exchange Traded Fund
LIBOR – London Interbank Offered Rate
MBS - Mortgage-Backed Security MLP – Merrill Lynch Professional Clearing Corp
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced (Securities purchased on a delayed delivery basis)
U.S. or US - United States

1Par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in contracts.

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Assets and Liabilities (Unaudited)

June 30, 2022

	PPM Core Plus Fixed Income Fund	PPM High Yield Core Fund
Assets
Investments, at value	$53,039,482	$56,016,788
Variation margin on futures	67,964	—
Cash	105,760	19,437
Receivable from:
Investment securities sold	55,544	495,634
Dividends and interest	336,612	897,543
Adviser	27,325	24,233
Deposits with brokers and counterparties	3,464	—
Other assets	16,227	—
Total assets	53,652,378	57,453,635
Liabilities
Variation margin on futures	56,859	—
Payable for:
Investment securities purchased	1,882,601	263,923
Deposits from counterparties	3,464	—
Return of securities loaned	1,337,348	4,009,158
Advisory fees	16,566	24,820
Administrative fees	4,141	4,513
Board of Trustees fees	3,777	4,116
Chief Compliance Officer fees	2,600	2,832
Other expenses	55,974	68,320
Total liabilities	3,363,330	4,377,682
Net assets	$50,289,048	$53,075,953
Net assets consist of:
Paid-in capital	$56,791,581	$62,612,903
Total distributable earnings (loss)	(6,502,533)	(9,536,950)
Net assets	$50,289,048	$53,075,953
Net assets - Institutional Class	$50,289,048	$53,075,953
Shares outstanding - Institutional Class	5,657,477	6,288,642
Net asset value per share - Institutional Class	$8.89	$8.44
Investments, at cost	$58,087,525	$63,680,303
Securities on loan included in
Investments, at value	1,301,922	4,216,817

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Operations (Unaudited)

For the Period Ended June 30, 2022

	PPM Core Plus Fixed Income Fund	PPM High Yield Core Fund
Investment income
Dividends	$2,967	$17,854
Interest	753,118	1,718,203
Securities lending	2,037	7,755
Total investment income	758,122	1,743,812

Expenses
Advisory fees	106,534	160,428
Administrative fees	26,633	29,168
Legal fees	56,287	61,198
Transfer agent fees	17,177	14,474
Board of Trustees fees	35,201	38,280
Chief Compliance Officer fees	16,661	18,119
Registration and filing fees	23,497	23,631
Other expenses	8,739	9,505
Total expenses	290,729	354,803
Expense waiver	(170,975)	(150,819)
Net expenses	119,754	203,984
Net investment income (loss)	638,368	1,539,828

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	(1,076,686)	(946,123)
Futures contracts	(418,895)	—
Net change in unrealized appreciation
(depreciation) on:
Investments	(6,180,385)	(9,534,265)
Futures contracts	30,705	—
Net realized and unrealized gain (loss)	(7,645,261)	(10,480,388)
Change in net assets from operations	$(7,006,893)	$(8,940,560)

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Changes in Net Assets (Unaudited)

For the Period Ended June 30, 2022

	PPM Core Plus Fixed Income Fund	PPM High Yield Core Fund
Operations
Net investment income (loss)	$638,368	$1,539,828
Net realized gain (loss)	(1,495,581)	(946,123)
Net change in unrealized appreciation
(depreciation)	(6,149,680)	(9,534,265)
Change in net assets from operations	(7,006,893)	(8,940,560)
Distributions to shareholders
From distributable earnings
Institutional Class	(672,873)	(1,539,708)
Total distributions to shareholders	(672,873)	(1,539,708)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	1,647,154	1,647,237
Reinvestment of distributions
Institutional Class	672,424	1,539,708
Cost of shares redeemed
Institutional Class	(2,334,954)	(2,504,248)
Change in net assets from
share transactions	(15,376)	682,697
Change in net assets	(7,695,142)	(9,797,571)
Net assets beginning of period	57,984,190	62,873,524
Net assets end of period	$50,289,048	$53,075,953

[1]Share transactions
Shares sold
Institutional Class	171,222	173,202
Reinvestment of distributions
Institutional Class	71,713	166,108
Shares redeemed
Institutional Class	(246,059)	(262,399)
Change in shares
Institutional Class	(3,124)	76,911
Purchases and sales of long term
investments
Purchase of securities	$20,302,158	$18,728,846
Purchase of U.S. government securities	11,436,326	—
Total purchases	$31,738,484	$18,728,846
Proceeds from sales of securities	$23,610,409	$18,838,658
Proceeds from sales of U.S. government
securities	8,815,822	—
Total proceeds from sales	$32,426,231	$18,838,658

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Changes in Net Assets (Unaudited)

For the Year Ended December 31, 2021

	PPM Core Plus Fixed Income Fund	PPM High Yield Core Fund
Operations
Net investment income (loss)	$1,214,238	$3,082,917
Net realized gain (loss)	842,508	1,768,869
Net change in unrealized appreciation
(depreciation)	(2,481,407)	(1,533,334)
Change in net assets from operations	(424,661)	3,318,452
Distributions to shareholders
From distributable earnings
Institutional Class	(2,226,697)	(3,067,863)
Total distributions to shareholders	(2,226,697)	(3,067,863)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	3,741,040	3,806,970
Reinvestment of distributions
Institutional Class	2,224,764	3,067,863
Cost of shares redeemed
Institutional Class	(1,654,984)	(1,712,936)
Change in net assets from
share transactions	4,310,820	5,161,897
Change in net assets	1,659,462	5,412,486
Net assets beginning of year	56,324,728	57,461,038
Net assets end of year	$57,984,190	$62,873,524

[1]Share transactions
Shares sold
Institutional Class	359,026	376,612
Reinvestment of distributions
Institutional Class	214,319	303,176
Shares redeemed
Institutional Class	(158,777)	(169,419)
Change in shares
Institutional Class	414,568	510,369

See accompanying Notes to Financial Statements.

PPMFunds

Financial Highlights (Unaudited)

For a Share Outstanding

Net Investment Income (Loss). The net investment income (loss) per share is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.

Portfolio Turnover. Portfolio turnover is not annualized for periods of less than one year. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation.

Ratios. Ratios are annualized for periods less than one year.

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

PPM Core Plus Fixed Income Fund

Institutional Class
06/30/22		10.24	0.11	(1.34)	(1.23)	(0.12)	—	8.89	(12.08)	50,289	41	(b)	0.45	1.09	2.40
12/31/21		10.74	0.22	(0.31)	(0.09)	(0.25)	(0.16)	10.24	(0.88)	57,984	121	(b)	0.45	1.02	2.12
12/31/20		10.40	0.27	0.76	1.03	(0.30)	(0.39)	10.74	9.98	56,325	80	(b)	0.49	0.85	2.55
12/31/19		9.85	0.31	0.71	1.02	(0.31)	(0.16)	10.40	10.51	51,333	108	(b)	0.50	0.70	3.02
12/31/18	(a)	10.00	0.15	(0.14)	0.01	(0.16)	—	9.85	0.07	50,198	25	(b)	0.50	0.78	3.30

PPM High Yield Core Fund

Institutional Class
06/30/22		10.12	0.25	(1.68)	(1.43)	(0.25)	—	8.44	(14.36)	53,076	33		0.70	1.22	5.28
12/31/21		10.08	0.51	0.04	0.55	(0.51)	—	10.12	5.60	62,874	58		0.70	1.19	5.07
12/31/20		10.09	0.51	(0.01)	0.50	(0.51)	—	10.08	5.34	57,461	82		0.69	1.01	5.30
12/31/19		9.26	0.54	0.83	1.37	(0.54)	—	10.09	15.02	55,615	78		0.70	0.85	5.50
12/31/18	(a)	10.00	0.25	(0.71)	(0.46)	(0.26)	(0.02)	9.26	(4.74)	48,121	18		0.70	0.92	5.53

(a)	The Fund commenced operations on July 16, 2018.
(b)	Portfolio turnover including dollar roll transactions for PPM Core Plus Fixed Income Fund was 31%, 113%, 118%, 165% and 60% for 2018, 2019, 2020, 2021 and 2022, respectively.

See accompanying Notes to Financial Statements.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2022

NOTE 1. ORGANIZATION

PPM Funds (the “Trust”) is an open-ended management investment company, organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated November 9, 2017, as amended and restated March 12, 2018. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended ("the 1940 Act"), and its shares are registered under the Securities Act of 1933, as amended ("the 1933 Act"). The Trust currently consists of two series, (collectively, the “Funds” and each individually a “Fund”): PPM Core Plus Fixed Income Fund and PPM High Yield Core Fund. The Funds offer only Institutional Class shares. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective, policies and strategies. The Funds are classified as diversified under the 1940 Act.

PPM America, Inc. (“PPM” or “Adviser”) serves as the investment adviser of the Funds, with responsibility for the professional investment supervision and management of the Funds. The Adviser is an indirect, wholly-owned subsidiary of Jackson Financial, Inc. (“Jackson”). Jackson National Asset Management LLC (“JNAM” or “Administrator”), an affiliate of PPM, serves as the administrator. JNAM is a wholly owned subsidiary of Jackson. Prudential plc and Athene Life Re Ltd. each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey based Prudential Financial Inc.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with US generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and certain members of JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available or are determined to be not reflective of fair value. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The Board is promptly notified of any matters significantly impacting the application of the Funds' valuation policies and procedures. The Board also receives monthly reports on other fair valuation determinations deemed material.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. To the extent a NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt and derivative securities are generally valued by independent pricing services approved by the Board. If a valuation from a third-party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of US securities markets. Securities are fair valued based on observable and unobservable inputs, including the Administrator's or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Administrator may utilize pricing services or other sources in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2022

and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP. Dividends from net investment income are declared daily and paid monthly for PPM Core Plus Fixed Income Fund and PPM High Yield Core Fund. Distributions of net realized capital gains, if any, are declared and distributed at least annually for the Funds only to the extent they exceeded available capital loss carryovers.

Other Service Providers. State Street Bank and Trust Company (“State Street” or "Custodian") acts as custodian and securities lending agent for the Funds. The Custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

The Trust has entered into a Transfer Agency Agreement with UMB Fund Services, Inc. UMB Fund Services, Inc. is the transfer agent and dividend disbursing agent of all shares.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become uncollectable. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The new guidance provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2022. Management is currently evaluating the potential impacts of reference rate reform and the adoption of this ASU on the Funds’ financial statements.

Effective March 8, 2021, the SEC adopted Rule 2a-5 under the Investment Company Act – Good Faith Determinations of Fair Value. The Rule addresses valuation practices and the role of a fund’s board of directors with respect to the fair value of the investments of a fund. The SEC has provided an eighteen-month transition period, beginning from the effective date of the rule, for funds to prepare to come into compliance with the rule. Management is currently evaluating potential impacts that adoption of Rule 2a-5 may have on the Funds’ financial statements.

Effective February 19, 2021, the SEC adopted Rule 18f-4 under the Investment Company Act – Use of Derivatives by Registered Investment Companies and Business Development Companies. The rule is designed to provide an updated and more comprehensive approach to the regulation of funds’ use of derivatives and other transactions. Funds are required to comply with Rule 18f-4 by August 19, 2022. Management is currently evaluating potential impacts, if any, that adoption of Rule 18f-4 may have on the Funds’ financial statements.

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Notes to Financial Statements (Unaudited)

June 30, 2022

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, American Depositary Receipts and Global Depositary Receipts for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of June 30, 2022, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	22,663,845	—	22,663,845
Corporate Bonds And Notes	—	21,455,964	58,830	21,514,794
Non-U.S. Government Agency Asset-Backed Securities	—	4,014,464	—	4,014,464
Senior Floating Rate Instruments	—	1,121,854	—	1,121,854
Common Stocks	—	—	28,896	28,896
Short Term Investments	3,695,629	—	—	3,695,629
	3,695,629	49,256,127	87,726	53,039,482
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	89,349	—	—	89,349
	89,349	—	—	89,349
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(54,589)	—	—	(54,589)
	(54,589)	—	—	(54,589)
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	47,975,979	90,402	48,066,381
Senior Floating Rate Instruments	—	2,071,514	18,222	2,089,736
Investment Companies	527,851	—	—	527,851
Common Stocks	98,746	—	44,424	143,170
Short Term Investments	5,189,650	—	—	5,189,650
	5,816,247	50,047,493	153,048	56,016,788

1 All derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2022.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with State Street. Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2022

borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US government securities; US government agencies’ debt securities; and US government-sponsored agencies’ debt securities and mortgage-backed securities. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the 1940 Act. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are included in Investments, at value on the Statements of Assets and Liabilities. The value of securities on loan is included in Investments, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.

US Government Securities. Certain Funds may invest in securities issued or guaranteed by the US Government or its agents or instrumentalities. Some US government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the US government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the US Department of the Treasury (“US Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the US government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. US government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the US government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the US government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the US Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the US Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The US Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. The Funds may own certain investment securities that are unregistered and thus restricted as to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (Junior loans) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets or Payable for Investment securities purchased in the Statements of Assets and Liabilities, as applicable, and Net change in unrealized appreciation (depreciation) on investments in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the Custodian and managed pursuant to the terms of the agreement. US Treasury Bills and US dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2022

Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in Receivable for Deposits with brokers and counterparties or Payable for Deposits from counterparties in the Statements of Assets and Liabilities.

Counterparty Agreements. Certain Funds enter into various types of agreements with counterparties, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. A Fund may net exposure and collateralize multiple transaction types governed by the same agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the agreements.

These agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Adviser attempts to limit counterparty risk by only entering into agreements with counterparties that the Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by PPM and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election of early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts. A Fund may buy and sell futures on, among other things, financial instruments, individual equity securities, securities indices, interest rates, currencies and inflation indices. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO.

A Fund enters into a swap agreement in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yield the desired return. In addition, the Fund may enter into swap agreements to manage certain risks and to implement investment strategies in a more efficient manner.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2022

obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or the seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs and the counterparty fulfills its payment obligation under the swap agreement, the Fund will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years. If an event of default occurs, the Fund (if the seller) must pay the buyer the full notional value of the reference obligation as disclosed in the Schedules of Investments. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement. If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period; (2) A summary table of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2022. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2022. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume for the period ended June 30, 2022.

PPM Core Plus Fixed Income Fund Derivative Strategies - The Fund entered into futures contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates.

PPM Core Plus Fixed Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022
Derivative instruments assets:
[2] Variation margin on futures/futures options contracts	—	—	—	—	67,964	67,964
Total derivative instruments assets	—	—	—	—	67,964	67,964
Derivative instruments liabilities:
[2] Variation margin on futures/futures options contracts	—	—	—	—	56,859	56,859
Total derivative instruments liabilities	—	—	—	—	56,859	56,859
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	(418,895)	(418,895)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	30,705	30,705

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2022

PPM Core Plus Fixed Income Fund – Average Derivative Volume1

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	15,747,961	—	—	—	—	—

1 The derivative instruments outstanding as of June 30, 2022, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2022, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

2 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

Pledged Collateral. The following table summarizes cash and securities collateral pledged for the Funds at June 30, 2022:

	Counterparties	Pledged or Segregated Securities($)
PPM Core Plus Fixed Income Fund	MLP	74,346

None of the futures contracts held by the Funds are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statements of Assets and Liabilities as of June 30, 2022. Net exposure to the Funds for futures contracts is the variation margin in addition to any collateral pledged for the initial margin on the futures contracts.

NOTE 7. INVESTMENT RISKS AND REGULATORY MATTERS

The Funds' risks include, but are not limited to, the following:

Corporate, Sovereign Entity, and Bank Loan Risk. Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as loans or bank loans. Borrowers generally pay interest on corporate loans at floating rates that change in response to changes in market interest rates such as the LIBOR, the prime rates of US banks or another relevant index. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and a Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as illiquid securities. Additionally, because a loan may not be considered a security, a Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, a Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Credit Risk. Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. A Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Distressed Debt Risk. A Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). Such distressed debt securities involve substantial risk in addition to the risks of investing in lower-grade debt securities. To the extent that a Fund invests in distressed debt, a Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

High Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk. High yield bonds, lower-rated bonds, and certain unrated securities are broadly referred to as junk bonds, and are considered below investment-grade by a nationally recognized statistical rating organization (“NRSRO”). Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High yield bonds may be subject to liquidity risk, and a Fund may not be able to sell a high yield bond at the price at which it is currently valued.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2022

Income Risk. A Fund is subject to the risk that the income generated from a Fund’s investments may decline in the event of falling interest rates. Income risk may be high if a Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. A Fund’s distributions to shareholders may decline when interest rates fall.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Leverage Risk. Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause a Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to increase a Fund’s potential gains and losses in comparison to the amount of a Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause a Fund’s portfolio to be more volatile. If a Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

Liquidity Risk. Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if a Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, a Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, adverse investor sentiment, regional and global health epidemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Mortgage-Related Securities Risk. Mortgage-related securities are generally more sensitive to changes in interest rates and may exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns. Rising interest rates and falling property prices may increase the likelihood that individuals and entities will fall behind or fail to make payments on their mortgages. When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid. A number of mortgage defaults could lead to a decline in the value of the securities.

US Government Securities Risk. Obligations issued by agencies and instrumentalities of the US Government vary in the level of support they receive from the US Government. They may be: (i) supported by the full faith and credit of the US Treasury; (ii) supported by the right of the issuer to borrow from the US Treasury; (iii) supported by the discretionary authority of the US Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some US Government Securities may greatly exceed their current resources or their legal right to receive support from the US Treasury.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has entered into an Investment Advisory and Management Agreement (the "Investment Advisory Agreement") with PPM. Subject to the oversight of the Trust’s Board of Trustees, PPM is responsible for managing the affairs of the Trust including, but not limited to, continuously providing the Trust with investment advice and business management to the Funds. Pursuant to the Investment Advisory Agreement, PPM receives an annual fee accrued daily and payable monthly, at an annual rate of 0.40% of the average daily net assets of PPM Core Plus Fixed Income Fund and 0.55% of the average daily net assets of PPM High Yield Core Fund.

The Trust has entered into an Administration Agreement with JNAM, an affiliate of PPM. Pursuant to the Administration Agreement, JNAM receives an annual fee accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. In return for the fees paid under the Administration Agreement, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. This includes, among other things, fund accounting; calculation of the daily NAV of each Fund; monitoring the Funds’ expense accruals; calculating monthly total return; prospectus and statement of additional information compliance monitoring; preparing certain financial statements of the Trust; and preparing the Trust’s regulatory filings. In addition, JNAM, at its own expense, arranges for legal, audit, custody (except overdraft and interest expense), printing and mailing of financial statements and prospectuses, a portion of the Chief Compliance Officer costs, and other services necessary for the operation of the Funds. Each Fund is responsible for investment advisory services; transfer agency services; trading expenses including brokerage commissions; interest expenses; taxes; costs and expenses associated with short sales; nonrecurring and extraordinary expenses; registration fees; license fees; directors’ and officers’ insurance; the fees and expenses of the independent Trustees; independent legal counsel to the independent Trustees; and a portion of the costs associated with the Chief Compliance Officer.

Advisory Fee Waivers. The Trust and the Adviser have entered into an Expense Limitation Agreement whereby PPM has contractually agreed to waive a portion of its management fee and/or reimburse expenses for each of the Funds to the extent necessary to limit the annualized ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, dividend and interest expenses related to short sales, indirect expenses of investing in other investment companies, and extraordinary expenses) to 0.45% for PPM Core Plus Fixed Income Fund and 0.70% for PPM High Yield Core Fund. Any waived amounts are not subject to future recoupment by the Adviser.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2022

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which PPM serves as the Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Chief Compliance Officer. Rule 17a-7 trades are executed at current market price at the time of the transaction. There were no 17a-7 transactions for the period ended June 30, 2022.

NOTE 9. INCOME TAX MATTERS

Each Fund is treated as a separate tax payer for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company ("RIC") and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required.

The following information for the Funds is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or Real Estate Investment Trust ("REIT") securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2021, the following Funds had capital loss carryforwards available for US federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)

PPM High Yield Core Fund	797,937	—	797,937

At December 31, 2021, the Funds’ last fiscal year end, the following Funds had capital, currency and/or PFIC mark-to-market losses realized after October 31, 2021 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2022:

Amount($)
PPM Core Plus Fixed Income Fund	29,996

As of June 30, 2022, the cost of investments and the components of net unrealized appreciation (depreciation) for the Funds were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
PPM Core Plus Fixed Income Fund	58,105,396	40,943	(5,106,857)	(5,065,914)
PPM High Yield Core Fund	63,805,313	164,396	(7,971,143)	(7,806,747)

As of June 30, 2022, the components of net unrealized appreciation (depreciation) for derivatives were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
PPM Core Plus Fixed Income Fund
Futures/Futures Options Contracts	34,760	—	—	—

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2022

The tax character of distributions paid during the Funds’ fiscal year ended December 31, 2021 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain**($)	Return of Capital($)
PPM Core Plus Fixed Income Fund	1,509,591	717,106	—
PPM High Yield Core Fund	3,067,863	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2018, 2019, 2020 and 2021 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2022.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

PPMFunds

Additional Disclosures (Unaudited)

June 30, 2022

Expense Example. As a shareholder of a Fund or Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

Expenses Using Actual Fund Return. This section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses Using Hypothetical 5% Return. The section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Expenses Using Hypothetical 5% Return” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)†
PPM Core Plus Fixed Income Fund
Institutional Class	0.45	1,000.00	879.20	2.10	1,000.00	1,022.56	2.26
PPM High Yield Core Fund
Institutional Class	0.70	1,000.00	856.40	3.22	1,000.00	1,021.32	3.51

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request by calling the Funds toll-free at 1-844-446-4PPM (1-844-446-4776).

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available without charge (1) by calling 1-844-446-4PPM (1-844-446-4776), (2) by writing PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, (3) online at www.ppmamerica.com/ppmfunds, and (4) by visiting the SEC’s website at www.sec.gov.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available without charge (1) by calling 1-844-446-4PPM, (2) by writing PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, and (3) online at www.ppmamerica.com/ppmfunds.

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, PPM Funds (the “Trust”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Liquidity Committee, a committee comprised of representatives of the Trust’s investment adviser, PPM America, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Liquidity Committee to oversee the Program.

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect the Liquidity Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 18, 2022, the Trustees received a report from the Liquidity Committee regarding the design and operational effectiveness of the Program during the prior 12 months. The Liquidity Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Liquidity Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Liquidity Committee further noted that no significant change was made to the Funds’ liquidity classifications during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

Privacy Policy

PPM America, Inc., PPM Loan Management Company, LLC, PPM Loan Management Company 2, LLC and PPM Funds (collectively, “PPM”) are committed to keeping nonpublic information about clients and potential clients secure and confidential. We do not disclose your information to anyone except as required by law, described in this policy, or as you otherwise permit. Most importantly, we do not sell your information to anyone.

PERSONAL INFORMATION COLLECTED WITHIN THE PAST 12 MONTHS

Below is a list of the categories of personal information we have collected within the past 12 months. We did not necessarily collect all the specific pieces of personal information listed for any given person. Please note that these personal information categories are as they are set forth under California law.

Category	Examples	Collected
Identifiers	Name, email address, postal address, government issued ID, or other similar identifiers	Yes
Personal Information (as listed in Cal. Civ. Code § 1798.80)	Signature, social security number, financial information or other similar personal information	Yes
Protected classification characteristics	Age, race, national origin, citizenship, gender	Yes
Commercial Information	Property records, business or other financial related commercial information	Yes
Biometric Information	Genetic, physiological, behavioral, and biological characteristics, such as fingerprints	Yes
Internet/Network Activity	Information on interactions with firm marketing emails	Yes
Geolocation Data	Physical location or movements	No
Sensory Data	Audio or visual information	No
Professional or employment-related information	Current or past job history or performance evaluations	No
Non-public education information	Transcripts, class lists	No
Inferences drawn from other personal information	Profile reflecting psychological trends, predispositions, behavior, attitudes,	No

HOW WE COLLECT PERSONAL INFORMATION

We receive personal information through two primary means: information you provide us directly and information we collect automatically.

Information you provide to PPM. In the course of serving you as someone associated with a corporate or institutional client, PPM obtains personal information about you principally through requests by email or telephone. Obtaining this information is important to our ability to fulfill your requests and deliver the highest level of service.

Digital Analytics Information. While we do not collect personal information from anyone who is merely visiting or browsing our website, to enhance our visitors' usability of the PPM website, we use digital analytics tools (e.g. Google Analytics) to understand and optimize performance. This may include, but is not limited to, the collection of IP addresses and information about what pages visited, and average time on pages. To learn more about how Google uses the information, visit Google’s Privacy & Terms at http://policies.google.com/technologies/partner-sites.

When interacting with our PPM email marketing materials, our systems automatically log information about your interaction with that email as well as information about your computer or mobile device. For example, our system logs when you open an email from us, what links in our emails you select, your IP address, your computer or mobile device operating system name and version, browser and email client type, how long you spent on a page, and information about your use of and actions on the email newsletter. If you currently receive PPM email marketing materials but wish to stop receiving these communications, please follow the opt-out instructions contained within the email message from PPM.

HOW WE USE YOUR INFORMATION

Use of your personal information depends on your relationship to PPM. We did not necessarily collect all the specific pieces of personal information listed above for any one specific business purpose, but rather, we used personal information, generally, in the following circumstances, including:

• Servicing clients. For example, personal information may be needed to maintain or service accounts, process or fulfill orders and transactions, or process payments.

• Performing due diligence. For example, we may need to conduct research or evaluate individuals in connection with an investment or sale on behalf of our clients or with respect to a corporate restructuring, merger or acquisition or similar proceeding.

• Pursuant to law or regulation. For example, we might use the information you provide us to verify your identity or identify individuals within your organization to help fulfill certain legal or regulatory requirements.

• Interacting with our service providers. For example, PPM may receive personal information during the course of our business relationship for onboarding, background checks, or, depending on your relationship to PPM, as required to attest to PPM’s compliance policies and code of conduct.

• As part of a corporate transaction. For example, a transaction with a successor or affiliate or in connected with any acquisition, merger or sale of assets.

• Respond to your requests or questions. For example, we might use the information you provided us to respond to your questions or feedback.

For those who interact with our PPM email marketing materials or our website, we collect and use your information to:

• Provide relevant news and information. For example, we might use your information to customize your experience with us and help us better understand your interests and needs so that we can improve your experience with our online content.

• Improve our website, products or services. For example, we might use anonymized information to enhance your experience with us or improve content on our websites.

SHARING PERSONAL INFORMATION

PPM does not share your personal information with “third parties” as defined by the California Consumer Privacy Act.

We may share your information with affiliates and non-affiliated third-parties that perform support services for PPM. These parties are subject to agreements that require them to maintain the confidentiality of your information and to use it only in the course of providing such services. We will also share information if you so direct or with your consent, if we are compelled by law or regulation, as part of a corporate transaction with a successor or affiliate or in connected with any acquisition, merger or sale of assets, or in other circumstances as permitted by law (for example, to protect your account from fraud).

SPECIFIC PRIVACY RIGHTS

California-specific privacy rights. The California Consumer Privacy Act (“CCPA”) provides residents of California enhanced privacy rights, including the following:

• Right to know about your personal information PPM collects and discloses

• Right to access information PPM has collected about you

• Right to request PPM delete your personal information

• Right to non-discrimination for exercising your privacy rights

We do not discriminate against you, for example, by offering a different level of service, for exercising any of these rights. While the CCPA also provides California residents with the right to opt-out of sales of personal information to third parties, it is important to know we do not sell your personal information. Additionally, we do not knowingly collect or sell the personal information of minors (individuals under 16 years of age) without affirmative authorization.

Should you wish to exercise any of the above rights, please use this link to submit a request, or if you received this notice in a printed format or are otherwise unable to complete the form, please call (800) 644-4565. To protect your privacy, you will be required to provide information to help verify your identity. Only you, or someone legally authorized to act on your behalf, may make a verifiable consumer request related to your personal information. We will make good faith efforts to provide you with access to your information when you request it, but we cannot grant your request if we cannot verify your identity or authority to make the request and confirm that the personal information relates to you. Further, there may be other circumstances in which we may not grant access. In all cases, we will provide you with an explanation of our determination and a point of contact for further enquiries.

Additionally, under California Civil law, Californians are entitled to request information relating to whether a business has disclosed personal data to any third parties for the third parties’ direct marketing purposes. Californians who wish to request further information about our compliance with this statute or who have questions, more generally, about our Privacy Policy and our privacy commitments and our website should contact us at privacy@ppmamerica.com or at PPM America, 225 West Wacker Dr., Suite 1200, Chicago, Illinois 60606.

USE OF COOKIES

A cookie is a piece of data stored within the web browser on your computer by the websites you visit. Cookies are widely used to improve browsing experience and help websites function more efficiently. The cookies we use enable certain functionality of the website and facilitate website usage analysis. This will enable us to continually improve the website and our systems. The cookies do not hold any personal information about you. We do not associate any data gathered from cookies with any of your personal information. From our website, PPM may place cookies on your computer. There are two types of cookies that we use:

• Session cookies - these cookies are temporarily created when you visit our website. When you leave the website all session cookies are deleted.

• Persistent cookies - these cookies remain on your computer for the period of time specified in the cookie. They are activated each time you visit our website which created that particular cookie.

Many Internet browsers allow you to adjust your cookie preferences or delete existing cookies. If you set your browser to reject cookies, you should be aware that certain website features may not be available to you or may not function correctly. Certain Internet browsers may provide you the choice to set "Do Not Track" preferences, to limit the collection of information about your online activities over time and across third-party websites or online services. PPM’s systems do not respond to Internet browser "do not track" signals or similar mechanisms.

LINKS TO THIRD-PARTY SITES

The PPM website may contain links to other websites. We are not responsible for the privacy practices of any such other website (whether accessed through an advertisement, service or content link) and urge you to review such practices prior to submitting any information to such websites.

SAFEGUARDING INFORMATION

We recognize that information security is a crucial topic. To protect information, we've utilized an information security program to protect the integrity of our systems and applications. We implemented precautions throughout our organization, as well as our affiliates, including, where appropriate, the following: password protection, multi-factor authentication, encryption, TLS, firewalls, and internal restrictions on who may access data to protect the information we collect from loss, misuse, and unauthorized access, disclosure, alteration, and destruction.

We restrict access to personal information to authorized employees and in some cases to third parties as permitted by law. In addition to the requirements in this policy, we maintain physical, electronic and procedural safeguards to guard sensitive information. We adhere to these standards even after a business relationship ends.

CHANGES TO POLICY

This policy provides a general statement of the ways in which PPM protects your personal information. You may, however, in connection with specific products or services offered by PPM, be provided with privacy policies or statements that supplement this policy. PPM reserves the right to change its privacy policy or any supporting or related policies or procedures at any time. If there are any changes to the terms of this privacy policy, documents containing the revised policy will be updated, including our website at the PPM Privacy Policy or at http://ppmamerica.com/privacy-policy, and will be effective immediately. Contact us at privacy@ppmamerica.com should you have any questions about this privacy policy.

Employees should review the Jackson Financial Inc. Associate Privacy Notice available at https://www.jackson.com for information on the categories of personal information that may be collected from and for employees and why PPM or its affiliates collect such information.

This policy was last updated on April 1, 2022.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)  The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)  There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PPM Funds

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 1, 2022

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	September 1, 2022

EXHIBIT LIST

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.